Earnings/(Loss) Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Common Share [Abstract]
Earnings/(Loss) Per Common Share
10.	Earnings/(Loss) Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted earnings/(loss) per share for the years ended December 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
Net Income	8,616	18,948	6,066
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(900)	-	-
Less: Deemed dividend equivalents on preferred shares related to redemption value	(437)	(14,400)	-
Less: Dividends of preferred shares	(1,883)	(12,390)	(6,010)
Less: Deemed dividend on warrant inducement	-	(1,345)	-
Less: Deemed dividend on Series E Shares conversion	-	-	(22,426)
Net Income / (Loss) attributable to common shareholders	5,396	(9,187)	(22,370)

Earnings / (Loss) per share:
Weighted average common shares outstanding, basic and dilutive	165,966	252,815	1,798,761
Earnings / (Loss) per share, basic and diluted	32.51	(36.34)	(12.44)

For the years ended December 31, 2021, 2022 and 2023, 52,984, 81,231 and 1,177,547 dilutive shares on an as-if converted basis relating to Series E Shares were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.